Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Operating Expenses
Administrative and Sale Expenses	$ 3,355	$ 4,294	$ 6,835	$ 13,241